Document and Entity Information	Nov. 05, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001802156
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	XPONENTIAL FITNESS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40638
Entity Tax Identification Number	84-4395129
Entity Address, Address Line One	17877 Von Karman Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	346-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	XPOF
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Preferred Stock Purchase Rights
Security Exchange Name	NYSE